TRADE RECEIVABLES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2026
Trade Receivables And Other Current Assets
TRADE RECEIVABLES AND OTHER CURRENT ASSETS

6.	TRADE RECEIVABLES AND OTHER CURRENT ASSETS

The breakdown of the items presented under this heading at June 30, 2026 and December 31, 2025 is as follows:

	06/30/2026	12/31/2025
Trade receivables:
Other receivables from the Codere Group companies (Note 12)	2,306	954
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset (VAT)	7,821	5,405
Prepayments	1,542	1,507
Other receivables	222	74
Total	11,792	7,841

The carrying amounts of Codere Online’s trade receivables and other current assets are denominated in the following currencies:

Currency	06/30/2026	12/31/2025
EUR	6,238	4,379
ILS	253	175
ARS	63	86
USD	740	420
MXN	3,440	1,886
COP	1,058	895
Total	11,792	7,841

The maximum exposure to credit risk at the reporting date is the carrying value of each class of trade receivable mentioned above. Codere Online does not hold any collateral as security.

The change in the allowance for impairment of trade receivable as of June 30, 2026 and December 31, 2025 is as follows:

Expected credit loss as of 12/31/2024	99
Additions	-
Reversal	-
Expected credit loss as of 12/31/2025	99

Expected credit loss as of 12/31/2025	99
Additions	-
Reversal	-
Expected credit loss as of 06/30/2026	99